Non Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - Financial assets non purchased loans [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 3,193	$ 13,354
Total Past Due Loans	4,628	16,622
Current Loans	583,847	459,823
Total Gross Loans	588,475	476,445
Accruing Loans 90 or more Days Past Due	14	274
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	3,003	12,534
Total Past Due Loans	4,024	15,430
Current Loans	455,424	361,828
Total Gross Loans	459,448	377,258
Accruing Loans 90 or more Days Past Due		204
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	112	736
Total Past Due Loans	112	736
Current Loans	42,565	65,692
Total Gross Loans	42,677	66,428
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	183	171
Total Past Due Loans	258	210
Current Loans	15,358	15,385
Total Gross Loans	15,616	15,595
Accruing Loans 90 or more Days Past Due		39
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,301	3,116
Total Past Due Loans	1,547	3,893
Current Loans	92,733	83,738
Total Gross Loans	94,280	87,631
Accruing Loans 90 or more Days Past Due		147
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,407	8,511
Total Past Due Loans	2,107	10,591
Current Loans	304,768	197,013
Total Gross Loans	306,875	207,604
Accruing Loans 90 or more Days Past Due		18
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	99	603
Total Past Due Loans	504	915
Current Loans	115,716	84,379
Total Gross Loans	116,220	85,294
Accruing Loans 90 or more Days Past Due	5	52
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	97	586
Total Past Due Loans	502	898
Current Loans	115,177	83,713
Total Gross Loans	115,679	84,611
Accruing Loans 90 or more Days Past Due	5	52
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2	17
Total Past Due Loans	2	17
Current Loans	539	666
Total Gross Loans	541	683
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	91	217
Total Past Due Loans	100	277
Current Loans	12,707	13,616
Total Gross Loans	12,807	13,893
Accruing Loans 90 or more Days Past Due	9	18
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	25	45
Total Past Due Loans	34	63
Current Loans	1,844	1,770
Total Gross Loans	1,878	1,833
Accruing Loans 90 or more Days Past Due	9	18
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	66	172
Total Past Due Loans	66	214
Current Loans	10,863	11,846
Total Gross Loans	10,929	12,060
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,435	3,268
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	1,021	2,896
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	75	39
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	246	777
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	700	2,080
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	405	312
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	405	312
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	9	60
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		0
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 9	18
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		$ 42